Fees Summary	Sep. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 262,857,142.00
Previously Paid Amount	37,738.21
Total Fee Amount	40,263.42
Total Offset Amount	0.00
Net Fee	$ 2,525.21